COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Aggregate minimum rental commitments under the non-cancelable rent agreements:
2015	$ 388
2016	784
2017	771
2018	621
Total	$ 2,564